(Loss) Income Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The components of basic (loss) income per share and diluted income per share are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
	$	$	$	$
Net (loss) income	(5,457)	40,950	56,009	126,076
Net loss (income) attributable to the Entities under Common Control	—	263	—	(1,636)
Net (loss) income available for common shareholders	(5,457)	41,213	56,009	124,440

Weighted average number of common shares – basic	156,284,136	134,630,768	156,192,572	121,933,274
Dilutive effect of stock-based awards	—	543,988	266,119	570,796
Weighted average number of common shares – diluted	156,284,136	135,174,756	156,458,691	122,504,070

(Loss) income per common share:
– Basic	(0.03)	0.31	0.36	1.02
– Diluted	(0.03)	0.30	0.36	1.02